Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.5%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,581	$ 1,205,968
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,382	1,062,414
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	3,207	2,814,529
Loanpal Solar Loan, Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	4,139	2,552,141
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,427	1,118,902
Luminace Issuer, LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,835	2,639,997
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	487	325,234
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	498	455,406
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,566	1,339,011
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	724	666,262
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,538	2,217,320
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,349	2,042,728
Series 2019-2A, Class C, 4.35%, 9/20/40(1)(2)	0	525
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,081	928,294
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,243	1,035,008
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,535	1,223,351
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	880	689,131
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	717	631,045
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	2,001	1,614,646
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	1,937	1,735,548
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	350	330,115
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	40	36,981
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	222	214,615
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	95	93,442
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,090	768,200
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,245	2,559,629
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	6,100	5,409,565
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,507	2,101,106
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,473	3,491,459
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,867	1,474,599
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,799	5,438,937
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,705	2,271,144
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,599	1,269,008
Security	Principal Amount (000's omitted)	Value
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	$2,278	$ 1,998,975
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	671	633,077
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	7,689	6,155,885
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	4,091	3,647,387
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	5,014	4,136,781
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,966	1,740,770
Tesla Auto Lease Trust:
Series 2021-A, Class B, 1.02%, 3/20/25(1)	1,700	1,666,142
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,400,663
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,345	1,196,856
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,803	3,720,014
Total Asset-Backed Securities (identified cost $95,636,326)		$80,052,810

Commercial Mortgage-Backed Securities — 8.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,593,339
Series KG03, Class A2, 1.297%, 6/25/30(3)	3,760	3,049,947
Series KG04, Class A1, 0.845%, 6/25/30	3,716	3,196,036
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.029%, 9/25/27(3)	5,290	4,934,417
Series 2018-M4, Class A2, 3.166%, 3/25/28(3)	9,999	9,399,790
Series 2018-M13, Class A2, 3.866%, 9/25/30(3)	5,537	5,292,358
Series 2019-M1, Class A2, 3.665%, 9/25/28(3)	5,093	4,858,420
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,417	5,709,701
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	6,972,949
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	3,507,724
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	12,179	9,791,486
Total Commercial Mortgage-Backed Securities (identified cost $67,443,781)		$60,306,167

Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 63.3%

Security	Principal Amount* (000’s omitted)		Value
Communications — 2.5%
Comcast Corp., 4.65%, 2/15/33(4)		6,000	$ 5,959,078
Verizon Communications, Inc.:
1.50%, 9/18/30		11,734	9,279,944
2.85%, 9/3/41		2,600	1,851,277
3.875%, 3/1/52		2,300	1,815,864
			$ 18,906,163
Consumer, Cyclical — 3.9%
Ford Motor Co., 3.25%, 2/12/32		7,121	$ 5,608,531
General Motors Co.:
5.40%, 10/15/29		2,300	2,244,344
5.60%, 10/15/32(4)		13,327	12,899,812
Hyundai Capital America, 5.80%, 6/26/25(1)		5,280	5,272,022
Walmart, Inc., 1.80%, 9/22/31		4,482	3,724,361
			$29,749,070
Consumer, Non-cyclical — 1.4%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$2,718,832
Conservation Fund (The), 3.474%, 12/15/29		2,345	2,031,266
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,137,290
PepsiCo, Inc.:
2.875%, 10/15/49(4)		3,415	2,568,574
3.90%, 7/18/32(4)		2,675	2,574,377
			$11,030,339
Energy — 0.5%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)		4,165	$3,679,632
			$3,679,632
Financial — 24.6%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,218,431
4.75%, 4/15/35		3,332	3,095,515
AXA S.A., 1.375% to 4/7/31, 10/7/41(5)(6)	EUR	3,000	2,491,917
Banco Santander S.A., 0.625% to 6/24/28, 6/24/29(5)(6)	EUR	4,500	4,078,501
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(5)(6)		7,600	6,533,955
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(5)(6)		2,361	2,339,687
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(5)		27,325	26,101,291
BNP Paribas S.A.:
0.375% to 10/14/26, 10/14/27(5)(6)	EUR	7,500	7,194,221
1.675% to 6/30/26, 6/30/27(1)(5)		1,155	1,018,920
Boston Properties, L.P., 2.45%, 10/1/33		11,083	7,997,510
CaixaBank S.A., 1.25% to 3/18/26, 6/18/31(5)(6)	EUR	4,000	3,817,457
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	$ 1,788,795
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(5)		7,021	6,210,307
Digital Dutch Finco BV, 1.50%, 3/15/30(6)	EUR	6,300	5,404,898
Digital Euro Finco, LLC, 2.50%, 1/16/26(6)	EUR	8,700	8,849,541
Equinix, Inc., 1.00%, 9/15/25		3,000	2,710,277
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	11,122,663
3.75%, 9/15/30(1)(4)		6,592	5,178,210
6.00%, 4/15/25(1)		76	75,066
ING Groep NV:
0.875% to 3/9/27, 6/9/32(5)(6)	EUR	3,000	2,767,797
1.40% to 7/1/25, 7/1/26(1)(5)		6,632	6,041,714
4.625%, 1/6/26(1)		3,025	2,951,522
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(5)(6)	GBP	3,000	3,584,396
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(5)		6,862	6,782,399
Kimco Realty OP, LLC, 2.70%, 10/1/30		3,000	2,477,329
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		5,720	5,205,362
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(7)		1,100	1,092,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(5)(6)	EUR	3,200	2,670,036
PNC Financial Services Group, Inc. (The):
2.20%, 11/1/24		7,377	7,013,362
4.758% to 1/26/26, 1/26/27(4)(5)		920	899,586
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	6,124,826
Prologis, L.P., 1.25%, 10/15/30(4)		3,727	2,881,893
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,135,893
REC, Ltd., 5.625%, 4/11/28(1)		3,841	3,800,420
Regency Centers, L.P., 3.75%, 6/15/24		2,500	2,428,210
Royal Bank of Canada, 0.25%, 5/2/24(6)	EUR	8,600	9,097,453
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,917,274
Welltower OP, LLC, 2.70%, 2/15/27		3,980	3,605,026
			$186,704,211
Government - Multinational — 7.6%
Asian Development Bank:
2.125%, 3/19/25		750	$713,849
2.375%, 8/10/27		4,000	3,711,817
3.125%, 9/26/28(4)		800	757,475
European Bank for Reconstruction & Development:
1.50%, 2/13/25		7,515	7,095,925
1.625%, 9/27/24		2,635	2,516,823
European Investment Bank:
1.00%, 11/14/42(6)	EUR	3,250	2,422,114
1.625%, 5/13/31		3,960	3,339,586
2.375%, 5/24/27		8,671	8,044,198

Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Government - Multinational (continued)
European Investment Bank: (continued)
2.50%, 10/15/24(4)		6,200	$ 5,985,219
2.875%, 6/13/25(1)		8,202	7,889,029
3.30%, 2/3/28	AUD	1,300	822,507
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	3,469,031
2.125%, 3/3/25(4)		2,000	1,905,622
3.125%, 11/20/25		4,150	4,000,766
6.875%, 2/9/29	MXN	70,000	3,734,942
International Finance Corp., 2.125%, 4/7/26		1,547	1,446,655
			$57,855,558
Government - Regional — 1.0%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		7,785	$7,416,600
			$7,416,600
Industrial — 3.4%
Cemex SAB de CV, 9.125% to 3/14/28(1)(5)(8)		3,261	$3,306,644
Jabil, Inc., 4.25%, 5/15/27		5,000	4,762,225
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		6,950	5,612,363
Owens Corning, 3.95%, 8/15/29		7,882	7,332,493
Xylem, Inc.:
1.95%, 1/30/28		3,400	2,984,943
2.25%, 1/30/31		1,821	1,511,994
			$25,510,662
Technology — 5.6%
Apple, Inc., 0.50%, 11/15/31	EUR	22,438	$19,769,597
Micron Technology, Inc., 2.703%, 4/15/32		11,820	9,331,879
NXP BV/NXP Funding, LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,100	4,974,582
3.40%, 5/1/30		2,861	2,533,297
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	6,175,388
			$42,784,743
Utilities — 12.8%
AES Corp. (The), 2.45%, 1/15/31		16,002	$12,943,477
Avangrid, Inc., 3.15%, 12/1/24		3,029	2,906,841
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	2,158,203
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)		4,463	3,639,855
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61		3,000	2,181,916
Enel Finance International N.V.:
1.125%, 9/16/26(6)	EUR	6,100	6,134,242
1.375%, 7/12/26(1)		3,197	2,823,673
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Enel Finance International N.V.: (continued)
4.625%, 6/15/27(1)	6,500	$ 6,296,209
5.00%, 6/15/32(1)	2,692	2,546,867
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)	11,594	9,017,379
MidAmerican Energy Co.:
3.15%, 4/15/50	1,600	1,122,262
3.65%, 8/1/48	4,490	3,463,744
4.25%, 7/15/49	3,190	2,717,575
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	16,515	14,168,448
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	3,904	3,630,330
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	4,182	3,348,412
Northern States Power Co., 2.60%, 6/1/51	6,100	3,918,793
NSTAR Electric Co., 3.25%, 5/15/29	4,000	3,666,879
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	4,025	3,679,784
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	3,537,295
4.10%, 6/15/48	1,000	825,687
Tucson Electric Power Co., 1.50%, 8/1/30	3,300	2,608,012
		$97,335,883
Total Corporate Bonds (identified cost $551,356,781)		$480,972,861

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$1,700	$ 1,651,788
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,651,788

Preferred Stocks — 1.2%

Security	Shares	Value
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%(4)	353,000	$ 5,499,740
		$ 5,499,740

Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,265,000
Series A2, 6.375%	169,100	2,301,451
		$ 3,566,451
Total Preferred Stocks (identified cost $15,400,394)		$ 9,066,191

Sovereign Government Bonds — 8.2%

Security	Principal Amount* (000’s omitted)		Value
Buoni del Tesoro Poliennali, 1.50%, 4/30/45(1)(6)	EUR	9,600	$ 6,482,987
Chile Government International Bond, 2.55%, 1/27/32(4)		1,500	1,284,390
Export-Import Bank of Korea, 5.125%, 1/11/33		1,429	1,466,018
Kommunalbanken AS:
0.50%, 10/21/24(6)		4,068	3,819,589
2.125%, 2/11/25(1)		3,000	2,855,448
2.125%, 2/11/25(6)		7,238	6,889,244
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	2,413,873
1.00%, 10/1/26		5,023	4,495,112
1.375%, 6/7/32(4)(6)	EUR	8,700	8,351,743
1.75%, 9/14/29		4,300	3,757,968
Kuntarahoitus Oyj, 0.05%, 9/6/29(6)	EUR	3,750	3,395,976
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		7,100	5,719,949
2.375%, 3/24/26(1)		4,866	4,571,819
Province of Ontario Canada, 2.65%, 2/5/25	CAD	5,000	3,648,123
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	3,041,495
Total Sovereign Government Bonds (identified cost $72,166,301)			$62,193,734

Taxable Municipal Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,641,440
		$ 6,641,440
Water and Sewer — 1.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,550,331
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(11)	$120	$ 120,378
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	522,846
Green Bonds, 2.184%, 9/1/31	500	415,500
Green Bonds, 2.264%, 9/1/32	445	364,762
Green Bonds, 2.344%, 9/1/33	1,445	1,169,843
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(11)	605	680,934
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	8,833,017
		$13,657,611
Total Taxable Municipal Obligations (identified cost $24,860,509)		$20,299,051

U.S. Government Agencies and Instrumentalities — 1.0%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,320	$ 2,969,486
2.36%, 10/15/29	2,151	1,961,273
3.16%, 6/1/33	151	138,000
3.52%, 9/20/32	2,510	2,364,975
Total U.S. Government Agencies and Instrumentalities (identified cost $8,131,846)		$ 7,433,734

U.S. Government Agency Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, Pool #AN1909, 2.68%, 7/1/26	$1,930	$ 1,819,979
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,948,625)		$ 1,819,979

Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.9%
Affiliated Fund — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(12)	29,825,481	$ 29,825,481
Total Affiliated Fund (identified cost $29,825,481)		$ 29,825,481
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(13)	7,395,758	$ 7,395,758
Total Securities Lending Collateral (identified cost $7,395,758)		$ 7,395,758
Total Short-Term Investments (identified cost $37,221,239)		$ 37,221,239
Total Investments — 100.2% (identified cost $875,865,802)		$761,017,554
Other Assets, Less Liabilities — (0.2)%		$ (1,524,221)
Net Assets — 100.0%		$759,493,333

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $228,674,149 or 30.1% of the Fund's net assets.
(2)	Principal amount is less than $500.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(4)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $27,104,179 and the total market value of the collateral received by the Fund was $28,002,768, comprised of cash of $7,395,758 and U.S. government and/or agencies securities of $20,607,010.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $96,325,754 or 12.7% of the Fund's net assets.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	May be deemed to be an affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $1,651,788, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(13)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	67.7%
Netherlands	4.4
Luxembourg	3.7
Italy	3.7
Canada	3.3
Other (less than 3.0% each)	17.2
Total	100.0%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	20,227,042	USD	22,194,553	Citibank, N.A.	8/10/23	$ —	$(83,803)
SEK	26,568,224	USD	2,502,640	JPMorgan Chase Bank, N.A.	8/10/23	—	(35,247)
USD	816,518	AUD	1,247,865	UBS AG	8/10/23	—	(15,601)
USD	8,495,098	CAD	11,557,224	UBS AG	8/10/23	—	(233,571)
USD	12,179,119	EUR	11,096,749	Bank of America, N.A.	8/10/23	48,950	—
USD	106,988,528	EUR	99,273,534	JPMorgan Chase Bank, N.A.	8/10/23	—	(1,530,169)
USD	3,824,060	EUR	3,506,429	State Street Bank and Trust Company	8/10/23	—	(8,916)
USD	3,674,851	GBP	2,891,089	JPMorgan Chase Bank, N.A.	8/10/23	2,290	—

Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,662,491	SEK	28,575,514	Citibank, N.A.	8/10/23	$8,680	$ —
						$59,920	$(1,907,307)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	505	Long	9/29/23	$102,688,594	$(1,212,622)
U.S. 5-Year Treasury Note	584	Long	9/29/23	62,542,750	(1,201,457)
U.S. 10-Year Treasury Note	155	Long	9/20/23	17,401,172	(310,764)
U.S. Long Treasury Bond	153	Long	9/20/23	19,416,656	17,333
U.S. Ultra-Long Treasury Bond	185	Long	9/20/23	25,200,469	(142,965)
U.S. Ultra 10-Year Treasury Note	(440)	Short	9/20/23	(52,112,500)	483,700
					$(2,366,775)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and  funds that may be deemed to be affiliated was $32,569,820, which represents 4.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	$ 1,073,319	$ —	$ —	$ —	$15,826	$ 1,092,551	$ 24,253	$ 1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,578,892	—	—	—	72,896	1,651,788	19,125	1,700,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	15,154,018	202,181,462	(187,509,999)	—	—	29,825,481	766,746	29,825,481
Total				$ —	$88,722	$32,569,820	$810,124

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$80,052,810	$ —	$80,052,810
Commercial Mortgage-Backed Securities	—	60,306,167	—	60,306,167
Corporate Bonds	—	480,972,861	—	480,972,861
High Social Impact Investments	—	1,651,788	—	1,651,788
Preferred Stocks	9,066,191	—	—	9,066,191
Sovereign Government Bonds	—	62,193,734	—	62,193,734
Taxable Municipal Obligations	—	20,299,051	—	20,299,051
U.S. Government Agencies and Instrumentalities	—	7,433,734	—	7,433,734
U.S. Government Agency Mortgage-Backed Securities	—	1,819,979	—	1,819,979
Short-Term Investments:
Affiliated Fund	29,825,481	—	—	29,825,481
Securities Lending Collateral	7,395,758	—	—	7,395,758
Total Investments	$46,287,430	$714,730,124	$ —	$761,017,554
Forward Foreign Currency Exchange Contracts	$ —	$59,920	$ —	$59,920

Calvert
Green Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$501,033	$ —	$ —	$501,033
Total	$46,788,463	$714,790,044	$ —	$761,578,507
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(1,907,307)	$ —	$(1,907,307)
Futures Contracts	(2,867,808)	—	—	(2,867,808)
Total	$(2,867,808)	$(1,907,307)	$ —	$(4,775,115)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.